REDEEMABLE CONVERTIBLE PREFERRED STOCK - Rollforward of Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014
Redeemable Convertible Preferred Stock [Roll Forward]
Accretion of preferred stock to fair value	$ (13,814)	$ (19,439)	$ (9,954)	$ (13,773)
Series A Convertible Preferred Stock
Redeemable Convertible Preferred Stock [Roll Forward]
Preferred stock, Shares Authorized, Beginning (in shares)	7,300,000	7,300,000	7,300,000	7,300,000	7,300,000
Preferred Stock, Shares Outstanding, Beginning (in shares)	7,250,885	7,250,885	7,250,885	7,250,885	7,250,885
Preferred Stock, Value, Beginning	50,525	50,525	45,793	42,020	56,667
Payment of dividend					11,932
Issuance of preferred stock		0	0	0
Issuance costs of preferred stock			0	0
Accretion of preferred stock to fair value		(6,142)	(4,732)	(3,773)	1,195
Adjustment of preferred stock to fair value prior to conversion			(4,642)	(3,666)	(1,170)
Conversion to common stock, authorized (in shares)					(7,300,000)
Conversion to common stock, outstanding (in shares)					(7,250,885)
Conversion to common stock					(44,760)
Preferred stock, Shares Authorized, Ending (in shares)		7,300,000	7,300,000	7,300,000	0
Preferred Stock, Shares Outstanding, Ending (in shares)		7,250,885	7,250,885	7,250,885	0
Preferred Stock, Value, Ending		56,667	50,525	45,793	0
Series B Convertible Preferred Stock
Redeemable Convertible Preferred Stock [Roll Forward]
Preferred stock, Shares Authorized, Beginning (in shares)	5,249,000	5,249,000	5,249,000	0	6,500,000
Preferred Stock, Shares Outstanding, Beginning (in shares)	3,263,368	3,263,368	2,624,672	0	6,301,290
Preferred Stock, Value, Beginning	27,543	27,543	19,926	0	52,414
Payment of dividend					6,615
Issuance of preferred stock		11,574	2,433	10,000
Issuance of preferred stock, increase in shares authorized (in shares)		1,251,000	0	5,249,000
Issuance of preferred stock, shares issued during the period (in shares)		3,037,922	638,696	2,624,672
Issuance costs of preferred stock			(38)	(74)
Accretion of preferred stock to fair value		(13,297)	(5,222)	(10,000)	(15)
Adjustment of preferred stock to fair value prior to conversion			(2,656)		(6,889)
Conversion to common stock, authorized (in shares)					(6,500,000)
Conversion to common stock, outstanding (in shares)					(6,301,290)
Conversion to common stock					(38,895)
Preferred stock, Shares Authorized, Ending (in shares)		6,500,000	5,249,000	5,249,000	0
Preferred Stock, Shares Outstanding, Ending (in shares)		6,301,290	3,263,368	2,624,672	0
Preferred Stock, Value, Ending		$ 52,414	$ 27,543	$ 19,926	$ 0